Per share amounts (Toyota Motor Corporation Shareholders' Equity Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total Toyota Motor Corporation shareholders' equity	¥ 16,746,935	¥ 16,788,131
Common shares issued and outstanding at the end of the year (excluding treasury stock)	3,037,676	3,146,814
Toyota Motor Corporation shareholders' equity per share	¥ 5,513.08	¥ 5,334.96